Other revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Other Revenues (CHF Million)
Noncontrolling interests without SEI	214	946
Loans held-for-sale	(19)	35
Long-lived assets held-for-sale	(5)	63
Equity method investments	58	60
Other investments	350	261
Other	564	238
Other revenues	1,162	1,603